Long-term debt - Realized and Unrealized Gain (Loss) on Foreign Exchange (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of foreign exchange rates [line items]
Realized foreign exchange loss on debt maturities	$ (8)	$ (6)
Unrealized foreign exchange gain		11
Foreign exchange gain (loss)	$ (8)	$ 5